Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES
Net loss	$ (12,051,793)	$ (7,118,685)	$ (15,709,782)	$ (13,965,019)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of discount/amortization of financing costs	$ 150,511	77,833	2,814,213	$ 1,199,874
Accrued debt related costs		1,796,874	1,890,625
Change in fair value of warrant liability	$ 2,646,170	(100,000)
Debt forgiveness			(40,000)
Depreciation and amortization of intangibles	426,535	298,287	694,495	$ 366,718
Stock compensation	154,308	$ 85,209	316,176	$ 700,715
Warrants issued for professional services	18,612		23,735
Amortization of deferred commissions	68,898	$ 47,246	100,404	$ 89,281
Debt/warrant inducement and share price adjustment	3,712,383	7,906	424,334	3,066,078
Net loss after adjustments for non-cash operating activities	(4,874,376)	(4,905,330)	(9,485,800)	(8,542,353)
Changes in operating assets and liabilities:
Accounts receivable	(314,220)	17,548	14,814	(169,731)
Deferred commissions	(26,076)	(68,866)	(119,865)	(199,538)
Prepaid expenses	85,995	(111,196)	85,619	77,741
Accounts payable	418,696	700,662	(270,801)	150,889
Accrued expenses	2,356	41,669	12,507	54,677
Accrued interest	93,985	(487,778)	(608,529)	1,508,880
Deferred revenue	110,837	66,452	247,255	687,140
Net cash used in operating activities	(4,502,803)	(4,746,839)	(10,124,800)	(6,432,295)
INVESTING ACTIVITIES
Purchase of fixed assets	$ (43,049)	(37,457)	(72,845)	$ (80,379)
Cash paid for acquisition		(1,375,000)	(2,125,000)
Net cash used in investing activities	$ (43,049)	(1,412,457)	(2,197,845)	$ (80,379)
FINANCING ACTIVITIES
Proceeds from issuance of notes and warrants	750,000	7,820,000	8,261,340	6,703,499
Repayment of notes	(114,217)	$ (1,862,500)	(4,622,500)	(1,000,000)
Issuance of common shares, net of costs	33,829		5,579,208	$ 1,197,550
Issuance of shares of convertible preferred stock, net of costs	$ 4,403,664		3,039,501
Payment of debt issuance costs		$ (86,348)	$ (88,098)	$ (253,252)
Proceeds from exercise of options				24,000
Repayment of capital lease	$ (49,099)
Repayment of bank borrowing	(52,566)	$ (162,966)	$ (92,838)	$ (91,537)
Proceeds from bank borrowing	113,339	330,020	207,698
Net cash provided by financing activities	5,084,950	6,038,206	12,284,311	$ 6,580,260
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	539,098	(121,090)	(38,334)	67,586
CASH AND CASH EQUIVALENTS
Beginning of period	112,221	150,555	150,555	82,969
End of period	651,319	29,465	112,221	150,555
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	154,848	1,193,372	1,594,700	142,968
NONCASH FINANCING AND INVESTING TRANSACTIONS
Conversion of debt and interest to equity	$ 752,000	986,793	7,288,025	11,063,816
Conversion of accrued interest to note payable		$ 150,660	150,660	$ 43,332
Fixed assets purchases included in accounts payable cancelled	$ 80,156		$ 80,156
Capital lease obligations	837,722
Debt issuance costs in exchange for warrants	127,080			$ 267,402
Common stock issued for preferred stock dividends	85,973
Conversion of warrant liability to additional paid-in-capital	$ 420,090